NICHOLAS LIMITED EDITION, INC.
                                                  August 20, 2001

Report to Fellow Shareholders:

     Deteriorating economic conditions made investing difficult during the twelve months ended June 30, 2001. Equity markets are reflecting a corporate earnings recession. This is especially true in the technology and telecommunication sectors. For the twelve-month period ended June 30, 2001, the Standard & Poor's 500 Index declined 14.82%, while the NASDAQ Composite Index fell a dramatic 45.53%. Again, these sharp declines reflect dwindling corporate earnings. In contrast, over the past year small capitalization securities have started to perform better. This is evidenced by the Russell 2000 Index's nearly flat twelve-month return of 0.65%.

     We have been vigilant during this market spiral and are pleased to report Nicholas Limited Edition's year-to-date return of 6.86%, which was driven by a large second quarter return of 22.82%. The Fund's performance during this period was bolstered by its holdings in the media, healthcare and financial sectors.

     Returns for Nicholas Limited Edition, Inc. and selected indices are provided in the chart below for the periods ended
June 30, 2001.

                                                         Average Annual Total Return*
                                                    6 Months  1 Year   5 Years   10 Years
Nicholas Limited Edition, Inc.
(Distributions Reinvested)                            6.86%    (8.92)%    5.43%     11.03%
Russell 2000 Index (Dividends Reinvested              6.94%     0.65%     9.62%     13.50%
Standard & Poor's 500 Index (Dividends Reinvested)   (6.69)%  (14.82%    14.47%     15.09%
Ending value of $10,000 invested in Nicholas
in Nicholas Limited Edition                         $10,686    $9,109   $13,024    $28,469

     At June 30, 2001 the Fund had 94.49% of its net assets invested in common stocks consisting of 21.57% in consumer cyclicals and staples, 12.21% in financials, 22.44% in health care, 28.67% in technology and 9.60% in various other industries. We believe the current portfolio mix is poised to take advantage of favorable market conditions for small capitalization stocks.

     In light of the corporate earnings downturn, we sound a cautious note as we believe the economy may hit bottom during the third quarter of 2001 and then begin to slowly improve. The Federal Reserve Board continues to ease interest rates in the hope of stimulating investment and the federal income tax rebates should help to spur on the economy. We feel that corporate earnings should begin to improve during the fourth quarter and into 2002, which should boost the equity markets. Going forward, we also believe that small- and mid-capitalization companies will continue to perform well due to lower valuations and better growth prospects.

     Thank you for your continued support.

                                   Sincerely,
                                   /s/ David O. Nicholas
                                   David O. Nicholas
                                   Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions.
  Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.


Financial Highlights
(For a share outstanding throughout each period)
----------------------------------------------------------------------------

                                              Six Months
                                          Ended 06/30/2001
                                             (unaudited)                   Year ended December 31,
                                            -------------    ----------------------------------------------------
                                                              2000       1999       1998        1997        1996
                                                              ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD           $15.16        $22.61     $24.20     $25.07      $20.74      $19.22
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                (.03)         (.02)       .05        .01         .00(1)      .01
     Net gain (loss) on securities
        (realized and unrealized)                1.07         (1.85)     (1.05)       .38        6.82        4.14
                                               ------        ------     ------     ------      ------      ------
          Total from investment operations       1.04         (1.87)     (1.00)       .39        6.82        4.15
                                               ------        ------     ------     ------      ------      ------

     LESS DISTRIBUTIONS:
     From net investment income                    --            --       (.05)      (.01)       (.00)(1)    (.01)
     From net capital gain                         --         (5.58)      (.54)     (1.25)      (2.49)      (2.62)
     In excess of book realized gain               --            --         --       (.00)(2)      --          --
                                               ------        ------     ------     ------      ------      ------
          Total distributions                      --         (5.58)      (.59)     (1.26)      (2.49)      (2.63)
                                               ------        ------     ------     ------      ------      ------

NET ASSET VALUE, END OF PERIOD                 $16.20        $15.16     $22.61     $24.20      $25.07      $20.74
                                               ------        ------     ------     ------      ------      ------
                                               ------        ------     ------     ------      ------      ------

TOTAL RETURN                                    6.86%(3)     (8.66)%    (4.09)%     1.67%      33.02%      21.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $179.8        $191.4     $278.8     $367.2      $328.0      $232.8
Ratio of expenses to average net assets          .90%(4)       .86%       .87%       .85%        .86%        .86%
Ratio of net investment income (loss)
  to average net assets                        (.39)%(4)     (.12)%       .21%       .06%        .01%        .06%
Portfolio turnover rate                        50.43%(4)     82.14%     36.01%     30.06%      37.05%      32.31%


(1)  The amount rounds to $0.00, actual amount $0.0029.
(2)  The amount rounds to $(0.00), actual amount $(0.0020).
(3)  Not annualized.
(4)  Annualized.



     The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------
                                                Percentage
Name                                           of Net Assets
----                                           -------------
Renal Care Group, Inc. .......................     5.46%
Plantronics, Inc. ............................     4.39%
ChoicePoint Inc. .............................     3.25%
Emmis Communications Corporation .............     2.65%
Brown & Brown, Inc. ..........................     2.61%
MCSi, Inc. ...................................     2.61%
The Titan Corporation ........................     2.48%
Shire Pharmaceuticals Group PLC ..............     2.47%
Apogent Technologies Inc. ....................     2.46%
Res-Care, Inc. ...............................     2.44%
                                                  ------
Total of top ten .............................    30.82%
                                                  ------
                                                  ------


Schedule of Investments
June 30, 2001 (unaudited)
------------------------------------------------------------------------------

  Shares or                                                          Quoted
  Principal                                                          Market
   Amount                                                            Value
------------                                                    -------------
                                                                 (Note 1 (a))
 COMMON STOCKS -- 94.49%
             Capital Goods -- 1.32%
     21,700  AptarGroup, Inc.                                    $    703,731
    130,000  Artesyn Technologies, Inc. *                           1,677,000
                                                                 ------------
                                                                    2,380,731
                                                                 ------------

             Communication Services -- 5.16%
     48,500  AirGate PCS, Inc. *                                    2,522,000
    162,500  Alamosa PCS Holdings, Inc. *                           2,648,750
    460,000  FLAG Telecom Holdings Limited *                        1,610,000
    508,300  ITC/\DeltaCom, Inc. *                                  2,033,200
    100,000  McLeodUSA Incorporated *                                 459,000
                                                                 ------------
                                                                    9,272,950
                                                                 ------------

             Consumer Cyclicals - Retail -- 1.92%
    120,000  O'Reilly Automotive, Inc. *                            3,444,000
                                                                 ------------

             Consumer Cyclicals - Services -- 4.96%
    138,796  ChoicePoint Inc. *                                     5,836,372
     35,000  F.Y.I. Incorporated *                                  1,435,000
     18,000  Fastenal Company                                       1,115,640
     59,600  Spherion Corporation *                                   533,420
                                                                 ------------
                                                                    8,920,432
                                                                 ------------

              Consumer Staples -
              Media & Entertainment -- 12.69%
    154,800  Emmis Communications Corporation *                     4,760,100
     34,000  Entercom Communications Corp. *                        1,822,740
    132,000  Hispanic Broadcasting Corporation *                    3,787,080
     86,810  International Speedway
              Corporation - Class A                                 3,646,020
    100,000  International Speedway
              Corporation - Class B                                 4,150,000
     82,500  Radio One, Inc. Class A *                              1,897,500
    126,000  Salem Communications Corporation *                     2,756,880
                                                                 ------------
                                                                   22,820,320
                                                                 ------------

             Consumer Staples - Products -- 2.00%
    168,700  Rayovac Corporation *                                  3,593,310
                                                                 ------------

             Financial - Banks &
              Diversified Financials -- 5.78%
     45,000  Affiliated Managers Group, Inc *                       2,767,500
     49,750  Commerce Bancorp, Inc.                                 3,487,475
    170,000  National Commerce Financial Corporation                4,142,900
                                                                 ------------
                                                                   10,397,875
                                                                 ------------

             Financial - Insurance -- 6.43%
    111,900  Brown & Brown, Inc.                                    4,698,681
    110,000  HCC Insurance Holdings, Inc.                           2,695,000
    235,000  Willis Group Holdings Limited *                        4,171,250
                                                                 ------------
                                                                   11,564,931
                                                                 ------------

             Health Care - Products -- 11.05%
    180,000  Apogent Technologies Inc. *                            4,428,000
     19,700  CryoLife, Inc. *                                         805,927
    255,000  Cyberonics, Inc. *                                     4,309,500
     65,000  MiniMed Inc. *                                         3,120,000
     36,000  QLT Inc. *                                               704,880
     80,000  Shire Pharmaceuticals Group PLC *                      4,440,000
    250,500  Vascular Solutions, Inc. *                             2,071,635
                                                                 ------------
                                                                   19,879,942
                                                                 ------------

             Health Care - Services -- 11.39%
    194,700  Health Management Associates
              Inc. - Class A *                                      4,096,488
     72,500  Patterson Dental Company *                             2,175,000
    298,750  Renal Care Group, Inc. *                               9,825,888
    530,250  Res-Care, Inc. *                                       4,379,865
                                                                 ------------
                                                                   20,477,241
                                                                 ------------

             Technology - Communication
              Equipment -- 4.41%
    385,000  Airspan Networks Inc. *                                1,170,400
    150,000  Cable Design Technologies Corporation *                2,424,000
    271,200  DMC Stratex Networks, Inc. *                           2,712,000
    236,000  Western Multiplex Corporation *                        1,621,320
                                                                 ------------
                                                                    7,927,720
                                                                 ------------

             Technology - Hardware -- 7.93%
     22,500  Brooks Automation, Inc. *                              1,037,250
    170,000  Pericom Semiconductor Corporation *                    2,672,400
    341,400  Plantronics, Inc. *                                    7,903,410
    146,700  SeaChange International, Inc. *                        2,645,001
                                                                 ------------
                                                                   14,258,061
                                                                 ------------

             Technology - Services -- 13.47%
    140,800  Asia Satellite Telecommunications
              Holdings Limited                                      2,527,360
    160,000  Braun Consulting, Inc. *                               1,288,000
     95,000  DiamondCluster International, Inc. *                   1,209,350
    183,500  Inforte Corp. *                                        2,244,205
    103,000  Keane, Inc. *                                          2,266,000
    760,000  Loral Space & Communications Ltd. *                    2,128,000
    310,000  MCSi, Inc. *                                           4,696,500
    242,000  TESSCO Technologies Incorporated * +                   3,404,940
    195,000  The Titan Corporation *                                4,465,500
                                                                 ------------
                                                                   24,229,855
                                                                 ------------

             Technology - Software -- 2.86%
     25,000  Interwoven, Inc. *                                       422,500
     43,500  MatrixOne, Inc. *                                      1,008,765
    145,000  OTG Software, Inc. *                                   1,015,000
     90,000  SunGard Data Systems Inc. *                            2,700,900
                                                                 ------------
                                                                    5,147,165
                                                                 ------------

             Transportation -- 3.12%
    120,000  C. H. Robinson Worldwide, Inc.                         3,346,800
    130,000  Midwest Express Holdings, Inc. *                       2,255,500
                                                                 ------------
                                                                    5,602,300
                                                                 ------------
                  TOTAL COMMON STOCKS
                   (cost $146,633,905)                            169,916,833
                                                                 ------------

SHORT-TERM INVESTMENTS -- 5.70%
             Commercial Paper -- 3.33%
  1,500,000  Sprint Capital Corporation
              4.25%, due July 2, 2001                               1,500,000
  2,000,000  Sprint Corporation
              4.18%, due July 6, 2001                               1,999,071
  1,000,000  Marcus Corporation
              4.05%, due July 10, 2001                                999,100
  1,500,000  Fiserv, Inc.
              4.05%, due July 11, 2001                              1,498,481
                                                                 ------------
                                                                    5,996,652
                                                                 ------------

             Variable Rate Demand Note -- 2.37%
  4,269,945  Firstar Bank U.S.A., N.A.
              3.42%, due July 2, 2001                               4,269,945
                                                                 ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $10,260,045)                              10,266,597
                                                                 ------------
                  TOTAL INVESTMENTS
                   (cost $156,893,950) -- 100.19% .............   180,183,430
                                                                 ------------
             LIABILITIES,
              NET OF OTHER ASSETS -- (0.19)% ..................      (349,280)
                                                                 ------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                     disclosed above) -- 100% .................  $179,834,150
                                                                 ------------
                                                                 ------------



     * Nondividend paying security.
     + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)



   The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------
ASSETS:
       Investments in securities at market value (Note 1 (a)) --
             Nonaffiliated issuers (cost $152,075,200) - see
             accompanying schedule of investments...............  $176,778,490
             Affiliated issuers (cost $4,818,750) - see
             accompanying schedule of investments (Note 5)......     3,404,940
                                                                  ------------
                   Total investments............................   180,183,430
                                                                  ------------

       Receivables --
             Investment securities sold.........................       129,636
             Dividends and interest.............................       100,301
                                                                  ------------
                   Total receivables............................       229,937
                                                                  ------------
                   Total assets.................................   180,413,367
                                                                  ------------

LIABILITIES:
       Payables --
             Investment securities purchased....................       356,960
             Management fee (Note 2)............................       110,405
             Other payables and accrued expenses................       111,852
                                                                  ------------
                   Total liabilities............................       579,217
                                                                  ------------
                   Total net assets.............................  $179,834,150
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
       Fund shares issued and outstanding.......................  $157,970,591
       Net unrealized appreciation on investments (Note 3)......    23,282,928
       Accumulated undistributed net realized loss on investments   (1,070,411)
       Accumulated undistributed net investment loss............      (348,958)
                                                                  ------------
                                                                  $179,834,150
                                                                  ------------
                                                                  ------------

NET ASSET VALUE PER SHARE ($.01 par value, 20,000,000 shares authorized), offering price and redemption price ($179,834,150./.11,098,879 shares
  outstanding)..................................................        $16.20
                                                                        ------
                                                                        ------



   The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

INCOME:
       Interest................................................... $   297,754
       Dividend...................................................     156,092
                                                                   -----------
                                                                       453,846
                                                                   -----------

EXPENSES:
       Management fee (Note 2)....................................     662,374
       Transfer agent fees........................................      60,791
       Registration fees..........................................      26,822
       Legal fees.................................................      13,719
       Audit and tax consulting fees..............................       9,750
       Printing...................................................       9,594
       Postage and mailing........................................       9,305
       Custodian fees.............................................       4,225
       Directors' fees............................................       1,000
       Other operating expenses...................................       5,224
                                                                   -----------
                                                                       802,804
                                                                   -----------
             Net investment loss..................................    (348,958)
                                                                   -----------

NET REALIZED LOSS ON INVESTMENTS..................................  (1,100,441)
                                                                   -----------

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ...........  13,152,982
                                                                   -----------
             Net realized and unrealized gain on investments......  12,052,541
                                                                   -----------
             Net increase in net assets resulting from operations. $11,703,583
                                                                   -----------
                                                                   -----------


   The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2001 (unaudited) and the year ended December 31, 2000
-------------------------------------------------------------------

                                                                                     2001            2000
                                                                                 -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss........................................................ $   (348,958)   $   (284,867)
    Net realized gain (loss) on investments....................................   (1,100,441)     47,702,970
    Net increase (decrease) in unrealized appreciation on investments..........   13,152,982     (65,718,484)
                                                                                ------------    ------------
         Net increase (decrease) in net assets resulting from operations.......   11,703,583     (18,300,381)
                                                                                ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distribution from net investment income ...................................           --              --
    Distribution from net realized gain on investments ........................           --     (53,108,846)
                                                                                ------------    ------------
         Total distributions...................................................           --     (53,108,846)
                                                                                ------------    ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (3,260,838 and 6,561,144 shares, respectively).   49,383,144     147,566,380
    Reinvestment of distributions (3,174,456 shares in 2000)...................           --      48,886,626
    Cost of shares redeemed (4,791,623 and 9,438,116 shares, respectively).....  (72,698,041)   (212,394,675)
                                                                                ------------    ------------
         Decrease in net assets derived
           from capital share transactions.....................................  (23,314,897)    (15,941,669)
                                                                                ------------    ------------
         Total decrease in net assets..........................................  (11,611,314)    (87,350,896)
                                                                                ------------    ------------

NET ASSETS:
    Beginning of period .......................................................  191,445,464     278,796,360
                                                                                ------------    ------------
    End of period ............................................................. $179,834,150    $191,445,464
                                                                                ------------    ------------
                                                                                ------------    ------------


    The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
-------------------------------------------------------------------------------

                                                          Net Investment                    Dollar       Growth of
                                               Net           Income       Capital Gain     Weighted      an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   -------------   -------------   -------------- -------------

May 18, 1987 *.............................    $10.00      $  --          $   --              --           $10,000
December 31, 1987 .........................      9.15       .0900             --            13.9 times       9,242
December 31, 1988..........................     11.29       .0969           .2527           14.1            11,762
December 31, 1989..........................     12.49       .1453           .6151           16.3            13,804
December 31, 1990..........................     12.03       .1207           .1213           14.2            13,566
December 31, 1991..........................     16.86       .1228           .2407           21.9            19,429
December 31, 1992..........................     18.77       .0815           .8275           18.8            22,690
December 31, 1993..........................     18.68       .0867          1.6782           20.4            24,738
December 31, 1994..........................     17.09       .1031           .9065           18.3            23,985
December 31, 1995..........................     19.22       .0761          2.9353           25.2            31,223
December 31, 1996..........................     20.74       .0124          2.6151           30.7            38,031
December 31, 1997..........................     25.07       .0029          2.4886           33.0            50,590
December 31, 1998..........................     24.20       .0142          1.2490           30.3            51,436
December 31, 1999..........................     22.61       .0538           .5439           23.4            49,333
December 31, 2000..........................     15.16         --           5.5800           25.9            45,063
June 30, 2001..............................     16.20         --             --             23.3            48,154

    * Date of Initial Public Offering.
   ** Based on latest 12 months accomplished earnings.
  *** Assuming reinvestment of all distributions.

Range in quarter end price/earnings ratios
          High                          Low
-------------------------       --------------------
September 30, 1997   35.5       June 30, 1988   13.3

Notes to Financial Statements
June 30, 2001 (unaudited)
-----------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
        Nicholas Limited Edition, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund.

        (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

        (b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

        (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

        (d) The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gain on investments and accumulated undistributed net investment income.

        (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

        (g) The revised AICPA Audit and Accounting Guide for Investment Companies is effective for annual reports for fiscal years beginning after December 15, 2000. While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
        Aggregate gross unrealized appreciation (depreciation) as of June 30, 2001, based on investment cost for federal tax purposes is as follows:

             Aggregate gross
             unrealized appreciation on investments ............  $ 51,537,788
             Aggregate gross unrealized depreciation
             on investments ....................................   (28,254,860)
                                                                   -----------
                  Net unrealized appreciation ..................  $ 23,282,928
                                                                   -----------
                                                                   -----------

(4) Investment Transactions --
        For the six months ended June 30, 2001, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $42,546,443 and $64,377,383, respectively.

(5) Transactions with Affiliates --
        Following is an analysis of fiscal 2001 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:




                                                                     Share Activity
                                                  --------------------------------------------------
                                                     Balance                               Balance
               Security Name                         12/31/00    Purchases      Sales      06/30/01
               -------------                         --------    ---------      -----      -------
        TESSCO Technologies Incorporated ..........   242,000       --           --        242,000



    There were no dividends nor realized capital gain (loss) from affiliated companies for the period ended
    June 30, 2001.

                                               Officers and Directors

                                     ALBERT O. NICHOLAS, President and Director

                                    THOMAS J. SAEGER, Executive Vice President,
                                               Secretary and Director

                                            MELVIN L. SCHULTZ, Director

                                     DAVID L. JOHNSON, Executive Vice President

                                      DAVID O. NICHOLAS, Senior Vice President

                                      LYNN S. NICHOLAS, Senior Vice President

                                       JEFFREY T. MAY, Senior Vice President

                                           MARK J. GIESE, Vice President

                                          CANDACE L. LESAK, Vice President

                                            MARY C. GOSEWEHR, Treasurer

                                                 Investment Adviser
                                               NICHOLAS COMPANY, INC.
                                                Milwaukee, Wisconsin
                                            414-272-6133 or 800-227-5987

                                                   Transfer Agent
                                         FIRSTAR MUTUAL FUND SERVICES, LLC
                                                Milwaukee, Wisconsin
                                            414-276-0535 or 800-544-6547

                                                     Custodian
                                       FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                                  Cincinnati, Ohio

                                                      Auditors
                                                ARTHUR ANDERSEN LLP
                                                Milwaukee, Wisconsin

                                                      Counsel
                                           MICHAEL, BEST & FRIEDRICH LLP
                                                Milwaukee, Wisconsin




 This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

NICHOLAS LIMITED EDITION, INC.

SEMIANNUAL REPORT

700 North Water Street
Milwaukee, WIsconsin 53202
www.nicholasfunds.com

June 30, 2001